Leases - Right-of-use assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	$ 2,038
Balance – End of period	1,790
Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	1,921
Balance – End of period	1,707
Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	117
Balance – End of period	83
Costs
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	5,099
Additions (Amortization)	357
Effects of foreign exchange	110
Balance – End of period	5,566
Costs | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	4,717
Additions (Amortization)	357
Effects of foreign exchange	105
Balance – End of period	5,179
Costs | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	382
Additions (Amortization)	0
Effects of foreign exchange	5
Balance – End of period	387
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(3,061)
Additions (Amortization)	(643)
Effects of foreign exchange	(72)
Balance – End of period	(3,776)
Accumulated amortization | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(2,796)
Additions (Amortization)	(616)
Effects of foreign exchange	(60)
Balance – End of period	(3,472)
Accumulated amortization | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(265)
Additions (Amortization)	(27)
Effects of foreign exchange	(12)
Balance – End of period	$ (304)